Share-based compensation - Restricted shares (Detail)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			1,807,009
Euro [Member] | Restricted shares [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		2,220,891
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement		€ 29.69
Number of other equity instruments granted in share-based payment arrangement		729,798
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		€ 33.15
Notional Dividends	[1]	52,317
Weighted Average Exercise Price Notional Dividends	[1]	€ 29.58
Number of other equity instruments exercised or vested in share-based payment arrangement		193,968
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement		€ 25.40
Number of other equity instruments forfeited in share-based payment arrangement		174,266
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement		€ 28.52
US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			1,753,505
US Dollar [Member] | Restricted shares [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		1,905,867
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement		€ 33.58	€ 31.26
Number of other equity instruments granted in share-based payment arrangement		717,654
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		€ 36.67
Notional Dividends	[1]	48,082
Weighted Average Exercise Price Notional Dividends	[1]	€ 33.35
Number of other equity instruments exercised or vested in share-based payment arrangement		407,743
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement		€ 28.84
Number of other equity instruments forfeited in share-based payment arrangement		205,630
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement		€ 33.97

[1]	Dividend declared in 2018 on outstanding shares.